United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/09

Date of Reporting Period:  Quarter ended 5/31/09

Item 1.                      Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—45.6%
		Federal Home Loan Mortgage Corp. ARM--19.4%
$2,248,438		3.586%, 4/1/2036	$2,306,204
7,337,228		3.865%, 5/1/2035	7,543,499
7,561,132		4.206%, 7/1/2030	7,667,793
2,907,467		4.376%, 4/1/2034	2,975,936
1,490,946		4.400%, 1/1/2035	1,526,988
434,091		4.528%, 4/1/2035	445,350
681,780		4.704%, 4/1/2027	699,969
3,999,372		4.835%, 4/1/2038	4,145,305
5,111,507		5.055%, 2/1/2036	5,282,160
2,704,913		5.564%, 9/1/2020 - 6/1/2036	2,814,755
6,938,454		5.604%, 9/1/2037	7,228,925
10,791,469		5.964%, 7/1/2036	11,256,354
7,129,114		6.059%, 12/1/2035	7,398,466
		TOTAL	61,291,704
		Federal National Mortgage Association ARM--25.5%
12,435,956		2.638%, 3/1/2044	12,380,790
4,748,802		2.688%, 7/1/2042	4,685,480
64,537		3.059%, 10/1/2028	65,558
4,276,600		3.290%, 6/1/2033	4,358,705
2,891,063		3.441%, 11/1/2035	2,929,286
1,672,706		3.601%, 12/1/2040	1,703,319
567,631		3.744%, 5/1/2018	577,635
4,313,896		3.769%, 7/1/2034	4,383,632
2,500,899		3.786%, 12/1/2033	2,554,242
7,804,152		3.888%, 6/1/2034	7,965,995
279,695		3.908%, 10/1/2016	283,744
4,036,681		4.002%, 2/1/2036	4,152,820
8,392,821		4.009%, 2/1/2033	8,589,528
285,554		4.086%, 2/1/2019	290,794
3,727,575		4.131%, 5/1/2036	3,869,435
201,785		4.168%, 2/1/2020	204,383
4,498,035		4.176%, 1/1/2035	4,610,180
757,171		4.303%, 4/1/2034	785,178
502,858		4.324%, 7/1/2027	515,730
3,366,502		4.508%, 5/1/2038	3,485,394
8,390,879		4.702%, 10/1/2035	8,615,406
3,354,020		4.782%, 12/1/2034	3,498,890
118,517		4.845%, 10/1/2033	121,105
		TOTAL	80,627,229
		Government National Mortgage Association ARM--0.7%
318,368		4.125%, 11/20/2023 - 10/20/2029	330,034
39,476		4.250%, 1/20/2030	41,142
1,216,943		4.375%, 1/20/2022 - 3/20/2023	1,268,282
484,374		4.625%, 7/20/2023 - 9/20/2023	502,441
106,035		5.375%, 5/20/2029	110,409
		TOTAL	2,252,308
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $141,488,745)	144,171,241
		COLLATERALIZED MORTGAGE OBLIGATIONS—39.9%
		Federal Home Loan Mortgage Corp. REMIC--20.2%
3,932,169		REMIC 3346 FA, 0.574%, 2/15/2019	3,876,478
3,997,320		REMIC 3001 EA, 0.694%, 3/15/2035	3,931,509
3,887,484		REMIC 3174 FL, 0.694%, 6/15/2036	3,837,458
5,081,681		REMIC 3380 FP, 0.694%, 11/15/2036	5,005,583
4,307,261		REMIC 3179 FP, 0.724%, 7/15/2036	4,238,686
4,955,634		REMIC 2819 F, 0.744%, 6/15/2034	4,889,218
6,229,421		REMIC 3278 FA, 0.744%, 2/15/2037	6,061,272
3,693,304		REMIC 3301 MF, 0.744%, 4/15/2037	3,601,672
2,402,248		REMIC 3221 FW, 0.764%, 9/15/2036	2,361,543
2,630,127		REMIC 3213 GF, 0.774%, 9/15/2036	2,582,479
2,465,965		REMIC 2380 FL, 0.944%, 11/15/2031	2,466,005
4,667,402		REMIC 2475 F, 1.000%, 2/15/2032	4,692,218
1,038,074		REMIC 2448 FA, 1.344%, 1/15/2032	1,042,781
1,098,313		REMIC 2452 FC, 1.344%, 1/15/2032	1,103,292
3,690,774		REMIC 2480 NF, 1.344%, 1/15/2032	3,707,991
4,147,105		REMIC 2434 FA, 1.344%, 3/15/2032	4,166,854
1,303,375		REMIC 2470 EF, 1.344%, 3/15/2032	1,309,543
1,283,382		REMIC 2498 AF, 1.344%, 3/15/2032	1,289,456
3,781,007		REMIC 2459 FP, 1.344%, 6/15/2032	3,800,974
		TOTAL	63,965,012
		Federal National Mortgage Association REMIC--19.7%
1,959,135		REMIC 2006-11 FB, 0.609%, 3/25/2036	1,907,988
1,748,471		REMIC 2004-27 FM, 0.629%, 7/25/2022	1,745,207
2,684,553		REMIC 2006-20 PF, 0.629%, 11/25/2030	2,650,929
3,160,406		REMIC 2007-58 FG, 0.629%, 6/25/2037	3,078,083
2,322,507		REMIC 2005-67 FM, 0.659%, 8/25/2035	2,264,475
2,062,195		REMIC 2006-81 FA, 0.659%, 9/25/2036	2,028,923
4,218,358		REMIC 2006-8 NF, 0.679%, 3/25/2036	4,128,442
1,887,211		REMIC 2007-15 AF, 0.679%, 3/25/2037	1,843,191
3,553,679		REMIC 2006-76 QF, 0.709%, 8/25/2036	3,486,494
1,627,422		REMIC 2003-90 FL, 0.759%, 3/25/2031	1,628,781
3,826,678		REMIC 2007-88 FY, 0.769%, 9/25/2037	3,741,170
2,159,058		REMIC 2002-52 FG, 0.809%, 9/25/2032	2,149,687
3,631,497		REMIC 2001-32 FA, 0.859%, 7/25/2031	3,625,459
3,369,362		REMIC 2007-102 FA, 0.879%, 11/25/2037	3,306,276
1,073,619		REMIC 2002-77 FG, 0.885%, 12/18/2032	1,068,488
1,290,270		REMIC 2001-71 FS, 1.000%, 11/25/2031	1,288,419
1,755,852		REMIC 2002-8 FA, 1.085%, 3/18/2032	1,762,494
1,491,184		REMIC 2002-60 FH, 1.309%, 8/25/2032	1,498,438
17,876,789		REMIC 2008-69 FB, 1.309%, 6/25/2037	17,794,111
1,103,173		REMIC 1995-17 B, 4.044%, 2/25/2025	1,138,721
		TOTAL	62,135,776
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $125,253,592)	126,100,788
		GOVERNMENT AGENCIES--2.9%
7,000,000		Federal Home Loan Bank System, 1.625%, 1/21/2011	7,064,522
2,000,000		Federal Home Loan Bank System, 3.375%, 8/13/2010	2,062,626
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $9,000,270)	9,127,148
		MORTGAGE-BACKED SECURITIES--9.7%
5,967,635		Federal Home Loan Mortgage Corp., 5.000%, 4/1/2039	6,112,345
9,406,294		Federal Home Loan Mortgage Corp., 5.500%, 10/1/2037 - 3/1/2039	9,730,734
13,623,921		Federal National Mortgage Association, 5.000%, 1/1/2024 - 3/1/2039	14,019,296
914,858		Federal National Mortgage Association, 5.500%, 9/1/2037	947,202
37,239		Government National Mortgage Association, 8.500%, 1/15/2030	41,104
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $30,907,290)	30,850,681
		MUTUAL FUND--4.2%
13,208,188	[1,2]	Government Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	13,208,188
		TOTAL INVESTMENTS --- 102.3% (IDENTIFIED COST $319,858,085)[3]	323,458,046
		OTHER ASSETS AND LIABILITIES --- NET --- (2.3)%[4]	(7,283,049)
		TOTAL NET ASSETS --- 100%	$316,174,997

1	Affiliated company.
2	7- Day net yield.
3
At May 31, 2009, the cost of investments for federal tax purposes was $319,858,085. The net unrealized appreciation of investments for federal tax purposes was $3,599,961.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,993,122 and net unrealized depreciation from investments for those securities having an excess of cost over value of $393,161.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 13,208,188
Level 2 – Other Significant Observable Inputs	310,249,858
Level 3 – Significant Unobservable Inputs	---
Total	$ 323,458,046

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009